PENN SERIES FUNDS, INC.

Supplement dated November 13, 2020

to the Prospectus dated May 1, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Real Estate Securities Fund

Effective November 30, 2020 (the “Effective Date”), Mathew Kirschner will join Thomas Bohjalian, Jon Cheigh and Jason Yablon as a portfolio manager of the Real Estate Securities Fund (the “Fund”).

As a result of the foregoing, as of the Effective Date the information in the Prospectus under the heading “Portfolio Managers” in the Fund’s “Fund Summary” section is replaced in its entirety by the following:

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Thomas Bohjalian, CFA, is an Executive Vice President of Cohen & Steers and has been a portfolio manager of the Fund since June 2012.

Jon Cheigh is an Executive Vice President and the Chief Investment Officer of Cohen & Steers and has been a portfolio manager of the Fund since May 2011.

Jason Yablon is a Senior Vice President of Cohen & Steers and has been a portfolio manager of the Fund since May 2013.

Mathew Kirschner is a Senior Vice President of Cohen & Steers and has been a portfolio manager of the Fund since November 2020.

The second and third paragraphs under the heading “Management — Sub-Advisers — Cohen & Steers Capital Management, Inc.” in the Fund’s Prospectus are hereby replaced in their entirety by the following:

Cohen & Steers utilizes a team-based approach in managing the Fund. Messrs. Bohjalian, Cheigh, Yablon and Kirschner direct and supervise the execution of the Fund’s investment strategy.

Mr. Bohjalian joined Cohen & Steers in 2002 and currently serves as Executive Vice President of Cohen & Steers, and head of the U.S. real estate investment team of Cohen & Steers. Prior to May 2012, he served as Senior Vice President of Cohen & Steers. Mr. Bohjalian is a Chartered Financial Analyst. Mr. Cheigh joined Cohen & Steers in 2005 and currently serves as an Executive Vice President of Cohen & Steers, Chief Investment Officer and head of the global real estate investment team of Cohen & Steers. Prior to May 2012, he served as a Senior Vice President of Cohen & Steers. Mr. Yablon joined Cohen & Steers in 2004 and currently serves as a Senior Vice President of Cohen & Steers. Mr. Kirschner joined Cohen & Steers in 2004 and currently serves as a Senior Vice President of Cohen & Steers. Prior to January 2019, he served as a Vice President of Cohen & Steers. Mr. Kirschner is a Chartered Financial Analyst.

The changes described above will have no effect on the Fund’s investment objective or principal investment strategy and are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM8781    11/20

PENN SERIES FUNDS, INC.

Supplement dated November 13, 2020

to the Statement of Additional Information (“SAI”) dated May 1, 2020

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Real Estate Securities Fund

Effective November 30, 2020 (the “Effective Date”), Mathew Kirschner will join Thomas Bohjalian, Jon Cheigh and Jason Yablon as a portfolio manager of the Real Estate Securities Fund (the “Fund”).

As a result of the foregoing, as of the Effective Date, the last sentence of the paragraph entitled “Fund Shares Owned by Portfolio Managers” under the section “General Information — Portfolio Managers — Cohen & Steers Capital Management, Inc.,” is hereby deleted and replaced with the following:

Messrs. Bohjalian, Cheigh and Yablon did not beneficially own any shares of the Fund as of December 31, 2019. Mr. Kirschner did not beneficially own any shares of the Fund as of September 30, 2020.

Additionally, the following is added to the “Other Accounts” chart in the same section of the SAI:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Mathew Kirschner(1)	6	$18,150	7	$8,696	0	$0

(1)	The information for Mr. Kirschner is provided as of September 30, 2020.

The changes described above will have no effect on the Fund’s investment objective or principal investment strategy and are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM8782    11/20